Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Product sales	€ 163,253	€ 144,624	€ 114,797
Other revenue	6,325	9,088	246,506
REVENUES	169,579	153,713	361,303
Cost of goods and services	(98,538)	(100,875)	(324,441)
Research and development expenses	(74,143)	(59,894)	(104,922)
Marketing and distribution expenses	(52,356)	(48,752)	(23,509)
General and administrative expenses	(42,750)	(47,799)	(34,073)
Gain from sale of Priority Review Voucher, net	90,833	0	0
Other income and expenses, net	20,706	21,520	12,199
OPERATING PROFIT/(LOSS)	13,330	(82,087)	(113,443)
Finance income	2,362	1,210	260
Finance expenses	(23,984)	(23,325)	(19,054)
Foreign exchange gain/(loss), net	(3,193)	5,574	(12,587)
Result from investments in associates	0	0	9
PROFIT/(LOSS) BEFORE INCOME TAX	(11,486)	(98,629)	(144,815)
Income tax benefit/(expense)	(761)	(2,800)	1,536
PROFIT/(LOSS) FOR THE PERIOD	€ (12,247)	€ (101,429)	€ (143,279)
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit (loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.08)	€ (0.73)	€ (1.24)
Diluted earnings (losses) per share for profit (loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.08)	€ (0.73)	€ (1.24)